Inventory (Tables)	6 Months Ended
Mar. 31, 2025
Inventory [Abstract]
Schedule of Inventory

Inventory, net comprised the following:

	September 30,	As of March 31,
	2024	2025	2025
	RMB	RMB	US$
Yarns	133,431	138,470	19,082
Less: provision for inventory obsolescence	(6,135)	(6,135)	(845)
Total	127,296	132,335	18,236